Debt - Estimated Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 40,433
2022	320,433
2023	219,638
2024	11,284
2025	159,076
Southwest Gas Corporation
Debt Instrument [Line Items]
2021	0
2022	275,000
2023	0
2024	0
2025	150,000
Centuri
Debt Instrument [Line Items]
2021	40,433
2022	45,433
2023	219,638
2024	11,284
2025	$ 9,076